As filed with the United States Securities and Exchange Commission on March 20, 2013
1933 Act Reg. No. 33-44611
1940 Act Reg. No. 811-06463

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 61
AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Veronica Castillo, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 20th day of March, 2013

Registrant:	AIM INTERNATIONAL MUTUAL FUNDS
(INVESCO INTERNATIONAL MUTUAL FUNDS)

By:	/s/ Philip A. Taylor Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	March 20, 2013
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	March 20, 2013
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	March 20, 2013
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	March 20, 2013
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	March 20, 2013
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	March 20, 2013
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	March 20, 2013
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	March 20, 2013
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	March 20, 2013
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	March 20, 2013
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	March 20, 2013
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	March 20, 2013
(Hugo F. Sonnenschein)

SIGNATURES	TITLE	DATE

/s/ Raymond Stickel, Jr.*	Trustee	March 20, 2013
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	March 20, 2013
(Wayne W. Whalen)

Vice President & Treasurer
/s/ Sheri Morris	(Principal Financial and	March 20, 2013
(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor	March 20, 2013

Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 45 on February 24, 2011.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def